Contract Billing Status (Tables)	6 Months Ended
Jun. 30, 2026
Contract Billing Status [Abstract]
Schedule of Uncompleted Contracts

The status of contract billings on uncompleted contracts was as follows at June 30, 2026. These amounts are cumulative from contract inception on contracts in process at the balance sheet date, including periods prior to our April 1, 2026 acquisition of TRINITY. The Company applies ASU 2021-08 in accounting for these contracts.

	Costs incurred	Gross profit	Earned revenue	Margin
Through March 31, 2026 (pre-acquisition)	$664,206,623	$27,859,742	$692,084,667	4.03%
Three months ended June 30, 2026	347,054,830	22,115,418	369,170,248	5.99%
Inception to date	$1,011,261,453	$49,975,160	$1,061,254,915	4.71%

Schedule of Contract with Customer

The net amounts are included in the accompanying balance sheets under the following captions:

	Contract assets	Contract liabilities	Net
Recognized at acquisition, April 1, 2026	$3,528,138	$(17,203,905)	$(13,675,767)
Change, April 1 – June 30, 2026	3,033,223	4,353,864	7,387,087
Balance, June 30, 2026	$6,561,361	$(12,850,041)	$(6,288,680)

Schedule of Contract Satisfied Over Time	We estimate that our RUPO will be satisfied over the following periods:
June 30, 2026
Within 1 year	$732,761,025
1 to 2 years	50,000,000
Thereafter	-
Total RUPO	$782,761,025